Business and Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Business and Accounting Policies (Textuals) [Abstract]
Company's domestic inventory relate to LIFO layers	40.00%
Number of LIFO pools maintained	5
Internal delivery costs in selling, distribution and administrative expenses	$ 15,400	$ 14,400	$ 15,400
Vesting period of SARs and stock option awards	4 years
Contractual terms of SARs and stock option awards	10 years
Buildings, Buildings Improvements and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	10
Property, Plant and Equipment, Useful Life, Maximum	30
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	8
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Software useful life, maximum	12